AMOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Rent receivables	$ 3,581	$ 4,510
Trade receivables	2,975	4,818
Income tax recoverable	4,138	2,771
Other receivables	14,290	29,483
Total amounts receivable	$ 24,984	$ 41,582